SENIOR CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2012
SENIOR CONVERTIBLE NOTES
SENIOR CONVERTIBLE NOTES

The amount regarding the 7% Notes presented in the consolidated balance sheets is as follows:

7% Notes
Balance at January 1, 2010	$39,283
Amortization of the Beneficial Conversion Feature	5,942
Make whole fundamental change	5
Balance at December 31, 2010	$45,230
Amortization of the Beneficial Conversion Feature	8,161
Make whole fundamental change	0
Balance at December 31, 2011	$53,391
Amortization of the Beneficial Conversion Feature	71,561
Partial Conversion of the Convertible Senior Notes	(124,900)
Balance at December 31, 2012	$52